Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Inventory1 [Line Items]
Gold and silver bullion	$ 47,916	$ 21,220
In-process inventory	11,464	8,365
Ore stock-pile inventory	55,498	15,874
Materials and supplies	91,567	59,232
Total Inventories	206,445	104,691
Fekola
Inventory1 [Line Items]
Ore stock-pile inventory	38,500	0
Otjikoto
Inventory1 [Line Items]
Ore stock-pile inventory	12,600	6,600
Masbate
Inventory1 [Line Items]
Ore stock-pile inventory	$ 3,900	$ 8,800